                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND
PORTFOLIO OF INVESTMENTS | SEPTEMBER 30, 2007  (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                      COUPON       MATURITY       VALUE
-----------------------------------------------------------------------------------------------

         CORPORATE BONDS  69.2%
         AEROSPACE & DEFENSE  0.6%
$  1,307 Raytheon Co. ...........................          4.500%      11/15/07    $  1,305,720
                                                                                   ------------

         AIRLINES  0.2%
     488 America West Airlines, Inc., Class
            G ...................................          7.100       04/02/21         507,298
                                                                                   ------------

         AUTOMOTIVE  2.0%
     605 ArvinMeritor, Inc. .....................          8.750       03/01/12         620,125
   1,280 DaimlerChrysler NA Holding
            Corp ................................          8.500       01/18/31       1,591,163
   1,655 Ford Motor Credit Co. ..................          7.250       10/25/11       1,552,247
     610 General Motors Acceptance
            Corp ................................          6.875       09/15/11         581,005
                                                                                   ------------
                                                                                      4,344,540
                                                                                   ------------
         BANKING  14.3%
     800 Bank of America Corp. ..................          3.375       02/17/09         782,532
     880 Bank of America Corp. ..................          4.875       09/15/12         862,145
   1,075 Citigroup, Inc. ........................          5.250       02/27/12       1,075,817
   2,250 HBOS Treasury Services PLC
            (United Kingdom) (a) ................          3.500       11/30/07       2,246,884
   2,860 JPMorgan Chase & Co. ...................          6.750       02/01/11       3,006,998
   2,255 Marshall & Ilsley Bank .................          3.800       02/08/08       2,241,817
   1,635 MBNA Corp. (b) .........................          5.790       05/05/08       1,639,943
   2,315 National City Bank .....................          3.375       10/15/07       2,313,363
   2,240 Nationwide Building Society
            (United Kingdom) (a) ................          4.250       02/01/10       2,195,298
   1,430 Popular North America, Inc. ............          4.250       04/01/08       1,420,736
     805 Popular North America, Inc. ............          5.650       04/15/09         811,677
   2,620 Sovereign Bancorp, Inc. (b) ............          5.440       03/23/10       2,621,444
   2,700 Unicredito Luxembourg Finance
            (Luxembourg) (a)(b) .................          5.410       10/24/08       2,701,855
     780 USB Capital IX .........................          6.189       04/15/42         781,129
   2,865 Wachovia Capital Trust III .............          5.800       08/29/49       2,847,973
   1,350 Wachovia Corp. .........................          3.625       02/17/09       1,325,827

     925 Washington Mutual Bank FA ..............          5.500       01/15/13         892,482
     900 Washington Mutual, Inc. ................          8.250       04/01/10         949,985
                                                                                   ------------
                                                                                     30,717,905
                                                                                   ------------
         BROKERAGE  2.4%
     710 Bear Stearns Co., Inc. .................          6.400       10/02/17         708,135
   1,505 Goldman Sachs Capital II ...............          5.793       12/29/49       1,425,527
   1,130 Lehman Brothers Holdings, Inc. .........          6.875       07/17/37       1,124,454
     905 Merrill Lynch & Co., Inc. ..............          5.700       05/02/17         881,470
     705 World Financial Properties (a) .........          6.910       09/01/13         728,072
     321 World Financial Properties (a) .........          6.950       09/01/13         331,550
                                                                                   ------------
                                                                                      5,199,208
                                                                                   ------------
         CHEMICALS  0.3%
     640 ICI Wilmington, Inc. ...................          4.375       12/01/08         637,032
                                                                                   ------------

         CONSTRUCTION MACHINERY  1.0%
   2,045 Caterpillar Financial Services
            Corp., Ser F ........................          3.625       11/15/07       2,040,892
                                                                                   ------------

         CONSUMER PRODUCTS  0.8%
   1,725 Clorox Co. (b) .........................          5.828       12/14/07       1,726,968
                                                                                   ------------

         DISTRIBUTORS  0.3%
     585 KeySpan Corp. ..........................          4.900       05/16/08         582,388
                                                                                   ------------

         DIVERSIFIED MANUFACTURING  1.6%
   1,345 Brascan Corp. (Canada) .................          7.125       06/15/12       1,443,372
     685 Brookfield Asset Management,
            Inc. (Canada) .......................          5.800       04/25/17         687,262
   1,325 Cooper Industries, Inc. ................          5.250       11/15/12       1,321,885
                                                                                   ------------
                                                                                      3,452,519
                                                                                   ------------
         ELECTRIC  7.7%
   1,740 Arizona Public Service Co. .............          5.800       06/30/14       1,725,113
      65 Detroit Edison Co. .....................          5.200       10/15/12          64,737
     865 Detroit Edison Co. .....................          6.125       10/01/10         893,862
     960 Duquesne Light Co., Ser O ..............          6.700       04/15/12       1,011,853
     540 Enel Finance International SA
            (Luxembourg) (a) ....................          5.700       01/15/13         544,800
     655 Entergy Gulf States, Inc. ..............          3.600       06/01/08         644,893
   1,600 Entergy Gulf States, Inc. (b) ..........          5.980       12/01/09       1,587,558
     425 Entergy Gulf States, Inc. (a)(b) .......          6.474       12/08/08         426,635
   1,030 Exelon Corp. ...........................          6.750       05/01/11       1,071,512
     215 Florida Power Corp. ....................          5.800       09/15/17         216,057
     255 Indianapolis Power & Light Co. .........
            (a) .................................          6.300       07/01/13         262,579
     900 NiSource Finance Corp. (b) .............          6.064       11/23/09         893,260

   1,150 NiSource Finance Corp. .................          7.875       11/15/10       1,231,790
   1,080 Ohio Edison Co. ........................          6.400       07/15/16       1,108,741
   1,270 Ohio Power Co., Ser K ..................          6.000       06/01/16       1,278,053
     270 Pacificorp .............................          6.250       10/15/37         269,663
     265 PSE&G Energy Holdings, LLC .............          8.625       02/15/08         267,706
     570 Public Service Electric & Gas, Ser
            B ...................................          5.125       09/01/12         564,691
     855 TXU Energy Co. .........................          7.000       03/15/13         939,987
     570 Union Electric Co. .....................          6.400       06/15/17         588,465
     300 Virginia Electric and Power Co.,
            Ser B ...............................          5.950       09/15/17         300,122
     560 Wisconsin Electric Power Co. ...........          3.500       12/01/07         558,392
                                                                                   ------------
                                                                                     16,450,469
                                                                                   ------------
         ENVIRONMENTAL & FACILITIES SERVICES  0.4%
     315 Waste Management, Inc. .................          6.875       05/15/09         325,711
     550 Waste Management, Inc. .................          7.375       08/01/10         582,496
                                                                                   ------------
                                                                                        908,207
                                                                                   ------------
         FOOD/BEVERAGE  1.3%
     660 ConAgra Foods, Inc. ....................          7.000       10/01/28         694,785
     520 ConAgra Foods, Inc. ....................          8.250       09/15/30         616,166
     865 Kraft Foods, Inc. ......................          6.000       02/11/13         891,479
     180 Pilgrim's Pride Corp. ..................          7.625       05/01/15         183,600
     465 Smithfield Foods, Inc., Ser B ..........          8.000       10/15/09         482,437
                                                                                   ------------
                                                                                      2,868,467
                                                                                   ------------
         HEALTH CARE  0.6%
     650 Wellpoint, Inc. ........................          3.750       12/14/07         647,667
     590 Wellpoint, Inc. ........................          4.250       12/15/09         581,479
                                                                                   ------------
                                                                                      1,229,146
                                                                                   ------------
         INDEPENDENT ENERGY  0.7%
   1,025 Devon Financing Corp. ULC ..............          6.875       09/30/11       1,084,466
     470 Kerr-McGee Corp. .......................          6.625       10/15/07         470,189
                                                                                   ------------
                                                                                      1,554,655
                                                                                   ------------
         INTEGRATED ENERGY  1.8%
     830 Amerada Hess Corp. .....................          6.650       08/15/11         868,454
     515 Chesapeake Energy Corp. ................          7.625       07/15/13         540,750
     790 Consumers Energy Co., Ser F ............          4.000       05/15/10         767,742
     455 Consumers Energy Co., Ser H ............          4.800       02/17/09         452,979
   1,300 Kinder Morgan, Inc. ....................          6.500       09/01/12       1,293,695
                                                                                   ------------
                                                                                      3,923,620
                                                                                   ------------
         LIFE INSURANCE  2.2%
     635 AXA Financial, Inc. ....................          6.500       04/01/08         638,599
     475 John Hancock Financial Services,
            Inc .................................          5.625       12/01/08         478,916

     105 MetLife, Inc. ..........................          6.125       12/01/11         108,887
   1,030 Monumental Global Funding II (a) .......          3.850       03/03/08       1,023,080
     585 Nationwide Financial Services,
            Inc .................................          6.250       11/15/11         599,536
   1,895 Xlliac Global Funding (a) ..............          4.800       08/10/10       1,885,834
                                                                                   ------------
                                                                                      4,734,852
                                                                                   ------------
         MEDIA-CABLE  2.9%
   1,835 Comcast Cable Communications,
            Inc .................................          6.750       01/30/11       1,904,666
      90 Comcast Cable Communications,
            Inc .................................          7.125       06/15/13          95,914
     655 Comcast Corp. ..........................          6.500       01/15/15         677,764
     935 Echostar DBS Corp. .....................          6.375       10/01/11         942,012
   1,505 Time Warner, Inc. (b) ..................          5.730       11/13/09       1,488,048
   1,095 Time Warner, Inc. ......................          5.875       11/15/16       1,073,091
                                                                                   ------------
                                                                                      6,181,495
                                                                                   ------------
         MEDIA-NONCABLE  0.7%
     225 Interpublic Group of Cos., Inc. ........          6.250       11/15/14         202,500
   1,310 Viacom, Inc. ...........................          6.875       04/30/36       1,308,600
                                                                                   ------------
                                                                                      1,511,100
                                                                                   ------------
         NONCAPTIVE-CONSUMER FINANCE  4.3%
   1,000 American Express Co. ...................          4.750       06/17/09         997,372
     230 American General Finance Corp. .........          4.625       05/15/09         228,096
   2,000 American General Finance Corp. .........          4.625       09/01/10       1,961,830
   1,325 Countrywide Home Loans, Inc. ...........          3.250       05/21/08       1,277,164
     150 Household Finance Corp. ................          8.000       07/15/10         161,079
   2,560 HSBC Finance Corp. .....................          6.750       05/15/11       2,672,125
   1,600 SLM Corp. (b) ..........................          5.520       07/26/10       1,507,083
     400 Washington Mutual Preferred
            Funding II (a) ......................          6.665       12/31/49         345,292
                                                                                   ------------
                                                                                      9,150,041
                                                                                   ------------
         NONCAPTIVE-DIVERSIFIED FINANCE  2.4%
     415 CIT Group, Inc. ........................          3.650       11/23/07         413,135
     665 CIT Group, Inc. ........................          5.650       02/13/17         618,935
     525 Capital One Financial Corp. ............          6.750       09/15/17         538,537
   1,195 Capmark Financial Group, Inc. (a) ......          5.875       05/10/12       1,089,380
     495 Capmark Financial Group, Inc. (a) ......          6.300       05/10/17         431,540
   2,100 General Electric Capital Corp. .........          4.750       09/15/14       2,020,477
      90 General Electric Capital Corp.,
            Ser A ...............................          5.875       02/15/12          92,456
                                                                                   ------------
                                                                                      5,204,460
                                                                                   ------------
         OIL FIELD SERVICES  0.3%
     560 Kinder Morgan Energy Partners,
            LP ..................................          5.850       09/15/12         565,320
                                                                                   ------------

         OTHER UTILITIES  0.9%
     375 CenterPoint Energy Resources
            Corp ................................          6.250       02/01/37         369,359
     225 CenterPoint Energy Resources
            Corp ................................          7.875       04/01/13         246,103
   1,295 Plains All American Pipeline ...........          6.700       05/15/36       1,300,631
                                                                                   ------------
                                                                                      1,916,093
                                                                                   ------------
         PHARMACEUTICALS  0.8%
   1,765 Hospira, Inc. (b) ......................          5.840       03/30/10       1,751,000
                                                                                   ------------

         PIPELINES  1.3%
     835 Colorado Interstate Gas Co. ............          6.800       11/15/15         868,578
     590 Consolidated Natural Gas Co.,
            Ser C ...............................          6.250       11/01/11         607,193
     390 DCP Midstream, LLC (a) .................          6.750       09/15/37         388,340
     755 Texas Eastern Transmission
            Corp ................................          7.000       07/15/32         799,626
                                                                                   ------------
                                                                                      2,663,737
                                                                                   ------------
         PROPERTY & CASUALTY INSURANCE  2.9%
   1,445 AIG SunAmerica Global Financing
            VI (a) ..............................          6.300       05/10/11       1,491,392
     680 Farmers Exchange Capital (a) ...........          7.050       07/15/28         679,015
   1,230 Farmers Insurance Exchange
            Surplus (a) .........................          8.625       05/01/24       1,413,196
   1,800 Mantis Reef, Ltd. (Cayman
            Islands) (a) ........................          4.692       11/14/08       1,791,378
   1,035 Two-Rock Pass Through Trust
            (Bermuda) (a)(b) ....................          6.440       02/11/49         874,720
                                                                                   ------------
                                                                                      6,249,701
                                                                                   ------------
         RAILROADS  2.7%
   1,060 Burlington Northern Santa Fe
            Corp ................................          6.125       03/15/09       1,072,963
   1,000 CSX Corp. ..............................          6.750       03/15/11       1,039,534
   1,035 Union Pacific Corp. ....................          5.450       01/31/13       1,028,260
   2,600 Union Pacific Corp. ....................          6.625       02/01/08       2,609,141
                                                                                   ------------
                                                                                      5,749,898
                                                                                   ------------
         REFINING  0.6%
     720 Enterprise Products Operating,
            LP, Ser B ...........................          5.600       10/15/14         706,279
     675 Valero Energy Corp. ....................          3.500       04/01/09         661,763
                                                                                   ------------
                                                                                      1,368,042
                                                                                   ------------
         REITS  0.9%
   1,970 iStar Financial, Inc. (b) ..............          6.074       03/09/10       1,837,854
                                                                                   ------------

         RESTAURANTS  0.5%
   1,010 YUM! Brands, Inc. ......................          8.875       04/15/11       1,127,698
                                                                                   ------------

         RETAILERS  3.9%
     270 CVS Caremark Corp. .....................          3.875       11/01/07         269,584
     650 CVS Caremark Corp. .....................          5.750       08/15/11         659,006
     730 CVS Caremark Corp. .....................          5.750       06/01/17         713,818
   1,274 CVS Lease Pass Through
            Trust (a) ...........................          6.036       12/10/28       1,240,948
     500 Federated Department Stores,
            Inc .................................          6.300       04/01/09         505,414
   1,500 Federated Department Stores,
            Inc .................................          6.625       09/01/08       1,511,924
   1,940 Home Depot, Inc. (b) ...................          5.819       12/16/09       1,915,762
     345 JC Penney Corp., Inc. ..................          5.750       02/15/18         331,825
   1,275 May Department Stores Co. ..............          5.950       11/01/08       1,276,661
                                                                                   ------------
                                                                                      8,424,942
                                                                                   ------------
         SERVICES  0.5%
   1,105 FedEx Corp. ............................          5.500       08/15/09       1,117,849
                                                                                   ------------

         SUPERMARKETS  1.1%
     794 Delhaize America, Inc. .................          9.000       04/15/31         949,844
   1,270 Fred Meyer, Inc. .......................          7.450       03/01/08       1,280,272
                                                                                   ------------
                                                                                      2,230,116
                                                                                   ------------
         TECHNOLOGY  0.4%
     270 IBM Corp. ..............................          5.700       09/14/17         271,926
     540 Xerox Corp. ............................          5.500       05/15/12         535,374
                                                                                   ------------
                                                                                        807,300
                                                                                   ------------
         TOBACCO  0.2%
     465 Reynolds American, Inc. ................          6.500       07/15/10         479,523
                                                                                   ------------

         WIRELINE  3.7%
   2,675 AT&T Corp. .............................          8.000       11/15/31       3,264,316
   1,375 France Telecom SA (France) .............          8.500       03/01/31       1,772,420
   1,125 SBC Communications, Inc. ...............          6.150       09/15/34       1,115,738
   1,010 Sprint Capital Corp. ...................          8.750       03/15/32       1,161,362
     590 Verizon New England, Inc. ..............          6.500       09/15/11         611,897
                                                                                   ------------
                                                                                      7,925,733
                                                                                   ------------
          TOTAL CORPORATE BONDS .................                                   148,445,788
                                                                                   ------------
         UNITED STATES TREASURY OBLIGATIONS  21.7%
  10,300 United States Treasury Bonds ...........          4.500       02/15/36       9,768,108
   2,100 United States Treasury Bonds ...........          5.375       02/15/31       2,248,642
   3,210 United States Treasury Bonds ...........          6.375       08/15/27       3,810,122

  12,800 United States Treasury Notes ...........          4.250       08/15/13      12,791,002
   3,900 United States Treasury Notes (c) .......          4.250       11/15/14       3,863,746
   1,000 United States Treasury Notes ...........          4.500       02/28/11       1,014,297
   8,400 United States Treasury Notes ...........          4.625       10/31/11       8,552,258
   2,500 United States Treasury Notes ...........          4.750       01/31/12       2,558,010
   1,900 United States Treasury Notes ...........          4.875       04/30/11       1,949,727
                                                                                   ------------
         TOTAL UNITED STATES TREASURY OBLIGATIONS.............................       46,555,912
                                                                                   ------------

         COLLATERALIZED MORTGAGE OBLIGATIONS  5.0%
     664 American Home Mortgage
             Assets (b) .........................          5.431       06/25/47         638,870
   1,600 Bear Stearns Commercial
            Mortgage Securities (d) .............          5.902       06/11/40       1,621,847
   1,600 Commercial Mortgage
            Pass-Through Certificates (d) .......          6.010       12/10/49       1,633,750
   1,600 Credit Suisse Mortgage Capital
            Certificates (d) ....................          5.913       06/15/39       1,620,799
   1,400 Greenwich Capital Commercial
            Funding Corp. .......................          5.444       03/10/39       1,386,168
     788 Harborview Mortgage Loan
            Trust (b) ...........................          6.203       01/19/36         691,114
   1,600 JP Morgan Chase Commercial
            Mortgage Securities Corp. ...........          5.440       06/12/47       1,581,068
     875 JP Morgan Chase Commercial
            Mortgage Securities Corp. (d) .......          5.937       02/12/49         886,578
     299 Luminent Mortgage Trust (b) ............          5.491       07/25/36         236,038
     575 Mastr Adjustable Rate Mortgages
            Trust (b) ...........................          5.981       05/25/47         414,000
                                                                                   ------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ........................       10,710,232
                                                                                   ------------

TOTAL LONG-TERM INVESTMENTS  95.9%
  (Cost $204,676,197).........................................................      205,711,932
                                                                                   ------------

SHORT-TERM INVESTMENTS  4.5%
REPURCHASE AGREEMENTS  3.6%
Banc of America Securities ($2,551,168 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.10%,
   dated 09/28/07, to be sold on 10/01/07 at $2,552,252)......................        2,551,168
Citigroup Global Markets, Inc. ($2,267,705 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $2,268,631)......................        2,267,705
State Street Bank & Trust Co. ($2,942,127 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $2,943,243)                              2,942,127
                                                                                   ------------

TOTAL REPURCHASE AGREEMENTS ..................................................        7,761,000
                                                                                   ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.9%
United States Treasury Bill ($1,855,000 par, yielding 5.027%, 01/10/08
  maturity) (e) ..............................................................        1,829,884
                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,590,884)...........................................................        9,590,884

TOTAL INVESTMENTS  100.4%
  (Cost $214,267,081).........................................................      215,302,816

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%).................................         (914,186)
                                                                                   ------------

NET ASSETS 100.0%.............................................................     $214,388,630
                                                                                   ============


Percentages are calculated as a percentage of net assets.

(a)  144A-Private Placement security which is exempt from registration under Rule 144A of the
     Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)  Floating Rate Coupon

(c)  Security purchased on a when-issued or delayed delivery basis.

(d)  Variable Rate Coupon

(e)  All or a portion of this security has been physically segregated in connection with open futures or swap contracts.


SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:
CREDIT DEFAULT SWAPS

                                                  PAY/
                                                 RECEIVE                 NOTIONAL
                  REFERENCE         BUY/SELL      FIXED    EXPIRATION     AMOUNT       UPFRONT
COUNTERPARTY      ENTITY            PROTECTION    RATE        DATE         (000)       PAYMENTS     VALUE

Bank of America,  Centurytel,
  N.A              Inc.             Buy           0.880%     09/20/17     $   530      $     0    $   (1,903)

Bank of America,
  N.A             The Gap, Inc.     Buy           1.190      03/20/12       1,300            0       (20,435)

Goldman Sachs
  Capital
  Markets, L.P.   Dell, Inc.        Buy           0.220      03/20/12       1,095            0        (1,400)

Goldman Sachs
  Capital
  Markets, L.P.   Motorola, Inc.    Buy           0.150      12/20/11         720            0         3,950

Goldman Sachs
  Capital
  Markets, L.P.   Motorola, Inc.    Buy           0.157      12/20/11       1,500            0         7,824

Goldman Sachs
  Capital         The Chubb
  Markets, L.P.    Corp.            Buy           0.100      03/20/12       2,200            0        12,347

                  The Hartford
Goldman Sachs      Financial
  Capital          Services
  Markets, L.P .   Group, Inc.      Buy           0.120      12/20/11       2,200            0        10,902

JP Morgan
  Chase Bank,
  N.A             Belo Corp.        Buy           1.180      06/20/14         380            0         3,863

JP Morgan
  Chase Bank,
  N.A             Belo Corp.        Buy           1.300      06/20/14       1,100            0         3,875

JP Morgan
  Chase Bank,     Union Pacific
  N.A              Corp.            Buy           0.190      12/20/11       1,100            0         1,203

                                                                                       -------    ----------
TOTAL CREDIT DEFAULT SWAPS .......................................................     $     0    $   20,226
                                                                                       =======    ==========

INTEREST RATE SWAPS


                                     PAY/
                                    RECEIVE                               NOTIONAL
                  FLOATING RATE    FLOATING       FIXED     EXPIRATION     AMOUNT      UPFRONT
COUNTERPARTY      INDEX              RATE          RATE        DATE         (000)      PAYMENTS     VALUE

Citibank, N.A.,
  New York        USD-LIBOR BBA     Pay           5.414%     05/25/17    $ 32,400      $     0    $  998,816

Citibank, N.A.,
  New York        USD-LIBOR BBA     Pay           5.440      05/29/17       6,475            0       210,062

Citibank, N.A.,
  New York        USD-LIBOR BBA     Pay           5.448      08/09/17      30,000            0       572,387

JP Morgan
  Chase Bank,
  N.A.            USD-LIBOR BBA     Pay           5.448      05/29/17       6,475            0       214,192
                                                                                       -------    ----------
TOTAL INTEREST RATE SWAPS ........................................................     $     0    $1,995,457
                                                                                       -------    ----------
TOTAL SWAP AGREEMENTS                                                                  $     0    $2,015,683
                                                                                       =======    ==========

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:



                                                                                                   UNREALIZED
                                                                                                 APPRECIATION/
                                                                                     CONTRACTS    DEPRECIATION

LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2007
  (Current Notional Value of $207,047 per contract) ............................            90    $   89,942
SHORT CONTRACTS:
U.S. Treasury Bond Futures, December 2007 (Current

  Notional Value of $111,344 per contract) .....................................           155        (5,904)
U.S. Treasury Notes 10-Year Futures, December 2007
  (Current Notional Value of $109,281 per contract)                                        251       (50,629)
                                                                                       -------    ----------
  TOTAL FUTURES CONTRACTS ......................................................           496    $   33,409
                                                                                       =======    ==========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007